EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Exploration And Evaluation Assets
SUMMARY OF EXPLORATION AND EVALUATION ASSETS

	Botswana
	Selebi	Selkirk	Total

Balance, December 31, 2022	31,146,672	677,310	31,823,982
Site operations & administration	642,581	41,132	683,713
Care and maintenance	2,289,013	-	2,289,013
Geology	2,392,480	318,587	2,711,067
Drilling	1,301,463	6,584	1,308,047
Geophysics	1,460,507	17,792	1,478,299
Engineering	5,169,574	32,789	5,202,363
Environmental, social and governance	184,441	-	184,441
Metallurgy and processing	58,517	101,692	160,209
Technical studies	20,879	7,650	28,529
Health and safety	314,540	-	314,540
Water treatment project	45,418	-	45,418
Mine development	173,885	-	173,885
Impact of foreign currency translation	(1,658,930)	(51,999)	(1,710,929)
Balance, September 30, 2023	43,541,040	1,151,537	44,692,577